Employee benefit plans - Weighted average assumptions for periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit plans
Discount rate (as a percent)	3.27%	3.08%	3.25%
Rate of compensation increase (as a percent)	3.21%	3.22%	3.23%
Rate of pension increase (as a percent)	1.69%	1.45%	1.45%